Leases (Details) - Schedule of Weighted Average Remaining Lease Terms and Discount Rates	Sep. 30, 2023	Sep. 30, 2022
Schedule of Weighted Average Remaining Lease Terms and Discount Rates [Abstract]
Weighted average remaining lease term (years)	29 years 5 months 19 days	23 years 7 months 24 days
Weighted average discount rate	3.96%	3.96%